Note 32 - Dividends (Details Textual) - $ / shares		12 Months Ended
	Jan. 03, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Dividends recognised as distributions to owners per share		$ 6.875
Dividend increase [member]
Statement Line Items [Line Items]
Dividends recognised as distributions to owners per share	$ 7.50